UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        4

Form 13F Information Table Value Total: $ 410,338
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP                13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE


                      TITLE OF               VALUE      SHARES OR       SH  / PUT   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP       (X $1000)  PRINCIPAL AMT   PRN/  CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE
--------------        -----      -----       ---------  -------------   ----  ----  ----------  --------   ----      ------    ----
BRINKS CO             COM        109696104   250,682     3,731,500      SH             SOLE       (1)      3,731,500
OWENS CORNING NEW     COM        690742101     5,221       288,000      SH             SOLE       (1)        288,000
PROTECTION ONE INC    COM NEW    743663403       328        34,230      SH             SOLE       (1)         34,230
UNISYS CORP           COM        909214108   154,106    34,787,000      SH             SOLE       (1)     34,787,000



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